LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM DEBT
Schedule of convertible senior notes

	2015	2016
	RMB	RMB
2018 1.25% Convertible Senior Notes	—	5,554,400,000
2020 1% Convertible Senior Notes	4,534,460,000	4,860,100,000
2025 1.99% Convertible Senior Notes	2,591,120,000	2,777,200,000
2022 1.25% Convertible Senior Notes	—	6,769,425,000
Priceline 1% Convertible 2019 Notes	3,238,900,000	3,471,500,000
Priceline 1% Convertible 2020 Notes	1,619,450,000	1,735,750,000
Priceline 2% Convertible 2025 Notes	3,238,900,000	3,471,500,000
Priceline 1.25% Convertible 2022 Notes	—	173,575,000
Hillhouse 2% 2025 Convertible Notes	3,238,900,000	3,471,500,000
Long-term loan	—	2,550,000,000
Less: Debt issuance cost	(107,121,740)	(184,276,447)

Total	18,354,608,260	34,650,673,553